Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital
Schedule of detailed information about share capital

	2018	2018	2017	2017	2016	2016
Authorised, allotted and fully paid – classified as equity	Number	£	Number	£	Number	£

At 1 January
Ordinary shares of £0.00005 each	61,184,135	3,059	61,084,135	3,054	48,699,456	2,435
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
Total		1,003,060		1,003,055		1,002,436

Schedule of detailed information about type of Share Issue

		Ordinary Shares	Deferred Shares	Share Price	Total consideration
		Number	Number	£	£’000

As at 1 January 2016		33,467,504	1,000,001		46,840

2016
1 July 2016	Deferred consideration re: acquisition of Q Chip Limited	74,908	-	2.67	200
31 October 2016	Placing and Open Offer (see note 15)	15,157,044	-	1.10	16,673
As at 31 December 2016		48,699,456	1,000,001		63,713
2017
19 May 2017	Share issue to SIPP trustee (see note 27)	20,000	-	0.00005	-
16 October 2017	Placing and Open Offer (see note 15)	12,314,679	-	0.5	6,157
7 November 2017	Share issue to SIPP trustee (see note 27)	50,000	-	0.00005	-
As at 31 December 2017		61,084,135	1,000,001		69,870
2018
1 August 2018	Share issue to SIPP trustee (see note 27)	100,000	-	0.00005	-
As at 31 December 2018		61,184,135	1,000,001		69,870